Property, Plant and Equipment - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Impairment	$ 17,904,000
Amount of estimated fair value less costs of disposal	2,976,000
Research and Development Expenses
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	9,803,000	$ 5,355,000	$ 1,676,000
Selling, Marketing and Administrative Expenses
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	15,363,000	$ 11,920,000	$ 4,041,000
Amira Manufacturing Line
Disclosure Of Property Plant And Equipment [Line Items]
Impairment	22,657,000
Test Strip Manufacturing
Disclosure Of Property Plant And Equipment [Line Items]
Impairment	26,780,000
Recoverable amount	2,976,000
Uninstalled Test Strip Manufacturing Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Impairment	0
Remaining property plant and equipment	$ 17,904,000